Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	S/ 81,773	S/ 273,402
Other financial instruments	86,893
Trade and other receivables, net	101,491	102,718
Income tax prepayments	8,268	9,288
Inventories	884,969	605,182
Prepayments	25,059	18,800
Total current assets	1,188,453	1,009,390
Non-current assets
Trade and other receivables, net	43,543	41,206
Financial investments designated at fair value through other comprehensive income	274	476
Other financial instruments		106,601
Property, plant and equipment, net	2,007,838	1,974,931
Intangible assets, net	56,861	50,494
Goodwill	4,459	4,459
Deferred income tax assets	9,005	9,446
Right of use assets	3,639	4,668
Other assets	89	101
Total non-current assets	2,125,708	2,192,382
Total assets	3,314,161	3,201,772
Current liabilities
Trade and other payables	284,554	227,554
Financial obligations	618,907	450,964
Lease liabilities	2,005	1,856
Income tax payable	16,340	17,517
Provisions	31,333	24,269
Total current liabilities	953,139	722,160
Non-current liabilities
Financial obligations	974,264	1,094,391
Lease liabilities	2,350	3,973
Provisions	47,638	36,639
Deferred income tax liabilities	141,635	148,804
Total non-current liabilities	1,165,887	1,283,807
Total liabilities	2,119,026	2,005,967
Equity
Capital stock	423,868	423,868
Investment shares	40,279	40,279
Investment shares held in treasury	(121,258)	(121,258)
Additional paid-in capital	432,779	432,779
Legal reserve	168,636	168,636
Other accumulated comprehensive loss	(17,787)	(20,094)
Retained earnings	268,618	271,595
Total equity	1,195,135	1,195,805
Total liabilities and equity	S/ 3,314,161	S/ 3,201,772